UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3970

Legg Mason Partners California Municipals Fund, Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: 2/28

Date of reporting period: July 1, 2005–June 30, 2006

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Prior in April 7, 2006, the fund was named Smith Barney California Municipals Fund Inc.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03970
Reporting Period: 07/01/2005 - 06/30/2006
Legg Mason Partners California Municipals Fund, Inc.

============= LEGG MASON PARTNERS CALIFORNIA MUNICIPALS FUND, INC. =============

========== END NPX REPORT
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners California Municipals Fund, Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer of

Legg Mason Partners California Municipals Fund, Inc.

Date: August 24, 2006